Income Tax	6 Months Ended
Jun. 30, 2025
Disclosure Of Income Tax [Abstract]
Income tax

7 Income tax

The Group provided the current income tax expense of RMB1.9 million for the six months ended June 30, 2025 (six months ended June 30, 2024:RMB1.6 million), which represented 1) the withholding tax levied at 10% on interest income earned by the Company in the Cayman Islands and the Group’s subsidiary in Hong Kong which is a non-PRC resident according to the relevant rules and regulations of the Chinese Mainland, and 2) the withholding tax levied at 30% on interest income earned by the Company in the U.S. which is a non-U.S. resident according to the relevant rules and regulations of the U.S.